Segments information (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of profit or loss by segment
Revenue from contracts with customers	$ 63,929,546	$ 73,222,324
Costs	(39,643,519)	(44,265,231)
Gross profit	24,286,027	28,957,093
Administration expenses	(2,127,659)	(2,236,642)
Operation and projects expenses	(2,615,763)	(2,199,293)
Impairment of non-current assets	(8,238)	(6,558)
Other operating income (expense)	(196,681)	(226,718)
Operating income	19,337,686	24,287,882
Financial results
Financial income	852,278	1,349,483
Financial expenses	(4,989,720)	(5,446,231)
Foreign exchange gain (loss)	45,267	547,244
Financial results	(4,092,175)	(3,549,504)
Share of profits of associates and joint ventures	386,291	497,135
Profit before income tax expense	15,631,802	21,235,513
Income tax expense	(6,914,028)	(6,763,926)
Net profit for the period	8,717,774	14,471,587
Net profit (loss) attributable to:
Owners of parent	6,642,349	11,931,149
Non-controlling interest	2,075,425	2,540,438
Net profit for the period	8,717,774	14,471,587
Third party sales
Statement of profit or loss by segment
Revenue from contracts with customers	63,929,546	73,222,324
Operating segments | Exploration and Production
Statement of profit or loss by segment
Revenue from contracts with customers	40,215,189	40,203,798
Costs	(26,233,439)	(25,517,091)
Gross profit	13,981,750	14,686,707
Administration expenses	(1,011,355)	(1,165,724)
Operation and projects expenses	(1,888,828)	(1,433,894)
Other operating income (expense)	(204,528)	(175,097)
Operating income	10,877,039	11,911,992
Financial results
Financial income	570,047	924,689
Financial expenses	(2,413,247)	(2,450,349)
Foreign exchange gain (loss)	(116,617)	622,037
Financial results	(1,959,817)	(903,623)
Share of profits of associates and joint ventures	16,505	12,111
Profit before income tax expense	8,933,727	11,020,480
Income tax expense	(4,375,740)	(4,861,356)
Net profit for the period	4,557,987	6,159,124
Net profit (loss) attributable to:
Owners of parent	4,597,514	6,211,347
Non-controlling interest	(39,527)	(52,223)
Net profit for the period	4,557,987	6,159,124
Operating segments | Exploration and Production | Third party sales
Statement of profit or loss by segment
Revenue from contracts with customers	24,959,490	25,958,987
Operating segments | Exploration and Production | Inter-segment sales
Statement of profit or loss by segment
Revenue from contracts with customers	15,255,699	14,244,811
Operating segments | Refining and Petrochemicals
Statement of profit or loss by segment
Revenue from contracts with customers	34,378,452	42,608,454
Costs	(32,986,373)	(38,636,523)
Gross profit	1,392,079	3,971,931
Administration expenses	(435,424)	(364,671)
Operation and projects expenses	(630,546)	(708,324)
Impairment of non-current assets	(5,282)	(5,795)
Other operating income (expense)	(42,734)	(34,647)
Operating income	278,093	2,858,494
Financial results
Financial income	82,915	122,835
Financial expenses	(850,850)	(946,212)
Foreign exchange gain (loss)	(18,749)	251,134
Financial results	(786,684)	(572,243)
Share of profits of associates and joint ventures	97,720	140,349
Profit before income tax expense	(410,871)	2,426,600
Income tax expense	(476,477)	97,121
Net profit for the period	(887,348)	2,523,721
Net profit (loss) attributable to:
Owners of parent	(985,633)	2,411,227
Non-controlling interest	98,285	112,494
Net profit for the period	(887,348)	2,523,721
Operating segments | Refining and Petrochemicals | Third party sales
Statement of profit or loss by segment
Revenue from contracts with customers	30,611,348	39,074,037
Operating segments | Refining and Petrochemicals | Inter-segment sales
Statement of profit or loss by segment
Revenue from contracts with customers	3,767,104	3,534,417
Operating segments | Transportation and Logistics
Statement of profit or loss by segment
Revenue from contracts with customers	7,193,852	8,052,098
Costs	(1,990,319)	(2,048,042)
Gross profit	5,203,533	6,004,056
Administration expenses	(301,573)	(291,523)
Operation and projects expenses	(197,753)	(170,147)
Other operating income (expense)	100,895	12,106
Operating income	4,805,102	5,554,492
Financial results
Financial income	148,490	266,247
Financial expenses	(166,755)	(183,818)
Foreign exchange gain (loss)	200,168	(105,317)
Financial results	181,903	(22,888)
Profit before income tax expense	4,987,005	5,531,604
Income tax expense	(1,784,424)	(1,801,932)
Net profit for the period	3,202,581	3,729,672
Net profit (loss) attributable to:
Owners of parent	2,612,283	2,996,518
Non-controlling interest	590,298	733,154
Net profit for the period	3,202,581	3,729,672
Operating segments | Transportation and Logistics | Third party sales
Statement of profit or loss by segment
Revenue from contracts with customers	1,384,099	1,519,252
Operating segments | Transportation and Logistics | Inter-segment sales
Statement of profit or loss by segment
Revenue from contracts with customers	5,809,753	6,532,846
Operating segments | Concessions, electricity transport and roads
Statement of profit or loss by segment
Revenue from contracts with customers	7,095,487	7,458,456
Costs	(3,178,533)	(2,958,924)
Gross profit	3,916,954	4,499,532
Administration expenses	(568,797)	(583,002)
Impairment of non-current assets	(2,956)	(763)
Other operating income (expense)	31,972	(27,052)
Operating income	3,377,173	3,888,715
Financial results
Financial income	321,328	405,811
Financial expenses	(1,828,656)	(2,161,343)
Foreign exchange gain (loss)	(19,535)	(220,610)
Financial results	(1,526,863)	(1,976,142)
Share of profits of associates and joint ventures	272,066	344,675
Profit before income tax expense	2,122,376	2,257,248
Income tax expense	(277,387)	(197,759)
Net profit for the period	1,844,989	2,059,489
Net profit (loss) attributable to:
Owners of parent	418,620	312,476
Non-controlling interest	1,426,369	1,747,013
Net profit for the period	1,844,989	2,059,489
Operating segments | Concessions, electricity transport and roads | Third party sales
Statement of profit or loss by segment
Revenue from contracts with customers	7,094,262	7,456,833
Operating segments | Concessions, electricity transport and roads | Inter-segment sales
Statement of profit or loss by segment
Revenue from contracts with customers	1,225	1,623
Eliminations
Statement of profit or loss by segment
Revenue from contracts with customers	(24,953,434)	(25,100,482)
Costs	24,745,145	24,895,349
Gross profit	(208,289)	(205,133)
Administration expenses	189,490	168,278
Operation and projects expenses	101,364	113,072
Other operating income (expense)	(82,286)	(2,028)
Operating income	279	74,189
Financial results
Financial income	(270,502)	(370,099)
Financial expenses	269,788	295,491
Financial results	(714)	(74,608)
Profit before income tax expense	(435)	(419)
Net profit for the period	(435)	(419)
Net profit (loss) attributable to:
Owners of parent	(435)	(419)
Net profit for the period	(435)	(419)
Eliminations | Third party sales
Statement of profit or loss by segment
Revenue from contracts with customers	(119,653)	(786,785)
Eliminations | Inter-segment sales
Statement of profit or loss by segment
Revenue from contracts with customers	$ (24,833,781)	$ (24,313,697)